Investments - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 17, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 43.4	$ 8.7	$ 0.5	$ (3.0)
STARZPLAY Arabia
Schedule of Equity Method Investments [Line Items]
Equity method investment, amount sold	$ 43.4
Minimum | Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		6.00%
Maximum | Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%